Summary of Significant Accounting Policies - Concentration of Credit Risk and Significant Customers (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Third-Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Related Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	57.00%	58.00%
Related Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	12.00%
One Related Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	53.00%	56.00%
One Related Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	57.00%	46.00%
Pressure Pumping Services | Related Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	39.00%	37.00%
Pressure Pumping Services | Related Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%	34.00%
Natural Sand Proppant | Related Party Customer | Trade Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	16.00%
Natural Sand Proppant | Related Party Customer | Sales Revenue, Net
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%